Subsequent events	6 Months Ended
Mar. 31, 2022
Subsequent events
Subsequent events

Note 16 – Subsequent events

1.	On May 31, 2022, the Company consolidated its ordinary shares at the ratio of one-for-twenty-five. The share consolidation reduced the authorized number of ordinary shares from 600,000,000 ordinary shares to 24,000,000 ordinary shares and the issued and outstanding ordinary shares from 597,780,383 ordinary shares to 23,911,215 ordinary shares.
2.	On May 27, 2022, Zhejiang Farmmi Ecological Agriculture Technology Co., Ltd (“Farmmi Eco Agri”) was established under the laws of the PRC. FLS Mushroom owns 100% of the equity interest in Farmmi Eco Agri.
3.	On July 13, 2022, Farmmi Canada Inc. (Farmmi Canada) was established under the laws of the Canada. Farmmi Inc. owns 100% of the equity interest in Farmmi Canada.